Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive CAP and certain MAA performance for the fiscal years listed below. You should refer to the Compensation Disclosure and Analysis section of this Proxy Statement for a detailed description of how executive compensation relates to our performance and how the Compensation Committee makes its decisions.

Value of Initial Fixed $100 Investment Based On:
Year (a)	Summary Compensation Table Total for PEO (b)	Compensation Actually Paid to PEO (c)	Average Summary Compensation Table Total for Non-PEO NEOs (d)	Average Compensation Actually Paid to Non-PEO NEOs (e)	Total Shareholder Return (f)	Peer Group Total Shareholder Return (g)	Net Income (in thousands) (h)	Company Selected Measure Core FFO per Share (i)
2020	$ 4,725,312	$ 4,657,228	$ 1,959,200	$ 1,950,573	$ 99.32	$ 88.07	$ 264,015	$ 6.43
2021	$ 7,667,655	$ 22,312,216	$ 2,855,123	$ 8,092,843	$ 184.54	$ 142.47	$ 550,702	$ 7.01
2022	$ 8,369,017	$ 2,852,716	$ 3,144,347	$ 1,269,983	$ 129.63	$ 96.76	$ 654,776	$ 8.50
2023	$ 8,015,765	$ 2,144,633	$ 2,419,459	$ 986,781	$ 115.28	$ 103.64	$ 567,831	$ 9.17

Column (b): Represents the Total amount in the Summary Compensation Table for Mr. Bolton, our CEO, for all years shown.

Column (c): CAP to Mr. Bolton, our CEO, was calculated as outlined below.

PEO	2020	2021	2022	2023
SCT Total Compensation	$4,725,312	$7,667,655	$8,369,017	$8,015,765
Less: Stock and Option Award Values Reported in SCT	(2,852,176)	(3,742,806)	(4,123,473)	(4,728,342)
Plus: Fair Value for Stock and Option Awards Granted	3,737,339	9,658,031	3,478,219	3,304,816
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	277,089	7,960,118	(4,189,587)	(4,244,626)
Change in Fair Value of Stock and Option Awards from Prior Years that Vested	(1,230,336)	769,218	(681,460)	(202,980)
Less: Fair Value of Stock and Option Awards Forfeited	-	-	-	-
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	-	-	-	-
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans	-	-	-	-
CAP	$4,657,228	$22,312,216	$2,852,716	$2,144,633

Column (d):	Represents the average Total amount in the Summary Compensation Table for the Non-PEO NEOs for each respective year. In 2020, our NEOs, other than the CEO, were Messrs. Campbell and DelPriore, Thomas L. Grimes, Jr. and Melanie Carpenter. In 2021 and 2022, our NEOs, other than the CEO, were Messrs. Campbell, DelPriore, Grimes and Hill. In 2023, our NEOs, other than the CEO, were Messrs. Campbell, DelPriore, Hill and Argo.

Column (e):	Average CAP to each year’s Non-PEO NEOs was calculated as outlined below.

Average of NEOs	2020	2021	2022	2023
SCT Total Compensation	$1,959,200	$2,855,123	$3,144,347	$2,419,459
Less: Stock and Option Award Values Reported in SCT	(1,059,644)	(1,258,533)	(1,253,096)	(1,125,423)
Plus: Fair Value for Stock and Option Awards Granted	1,389,290	3,247,309	1,056,848	786,497
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	107,852	2,968,733	(1,418,158)	(1,039,069)
Change in Fair Value of Stock and Option Awards from Prior Years that Vested	(446,125)	280,211	(259,958)	(54,684)
Less: Fair Value of Stock and Option Awards Forfeited	-	-	-	-
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	-	-	-	-
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans	-	-	-	-
CAP	$1,950,573	$8,092,843	$1,269,983	$986,781

Column (f):	Represents the cumulative value of $100 invested in MAA on December 29, 2019 through the last day of each respective year.
Column (g):	Represents the cumulative value of $100 invested in the Dow Jones U.S. Real Estate Apartment Index, (the comparative index used in our incentive plans for performance share grants tied to multi-year relative TSR), on December 29, 2019 through the last day of each respective year.
Column (h):	Represents the Net Income of MAA for each respective year, as expressed in thousands.
Column (i):	Besides the relative 3-Year TSR metric in our incentive plans for NEOs, the largest performance compensation metric is Core FFO per share, a key metric for assessing our overall financial performance and the primary award financial metric within the AIP for our NEOs. For a reconciliation of Core FFO per Share to Net income available to our common shareholders, see pages 83.

Company Selected Measure Name	Core FFO per share
Named Executive Officers, Footnote

Column (b): Represents the Total amount in the Summary Compensation Table for Mr. Bolton, our CEO, for all years shown.

Column (d):	Represents the average Total amount in the Summary Compensation Table for the Non-PEO NEOs for each respective year. In 2020, our NEOs, other than the CEO, were Messrs. Campbell and DelPriore, Thomas L. Grimes, Jr. and Melanie Carpenter. In 2021 and 2022, our NEOs, other than the CEO, were Messrs. Campbell, DelPriore, Grimes and Hill. In 2023, our NEOs, other than the CEO, were Messrs. Campbell, DelPriore, Hill and Argo.

Peer Group Issuers, Footnote
Column (g):	Represents the cumulative value of $100 invested in the Dow Jones U.S. Real Estate Apartment Index, (the comparative index used in our incentive plans for performance share grants tied to multi-year relative TSR), on December 29, 2019 through the last day of each respective year.

PEO Total Compensation Amount	$ 8,015,765	$ 8,369,017	$ 7,667,655	$ 4,725,312
PEO Actually Paid Compensation Amount	$ 2,144,633	2,852,716	22,312,216	4,657,228
Adjustment To PEO Compensation, Footnote

Column (c): CAP to Mr. Bolton, our CEO, was calculated as outlined below.

PEO	2020	2021	2022	2023
SCT Total Compensation	$4,725,312	$7,667,655	$8,369,017	$8,015,765
Less: Stock and Option Award Values Reported in SCT	(2,852,176)	(3,742,806)	(4,123,473)	(4,728,342)
Plus: Fair Value for Stock and Option Awards Granted	3,737,339	9,658,031	3,478,219	3,304,816
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	277,089	7,960,118	(4,189,587)	(4,244,626)
Change in Fair Value of Stock and Option Awards from Prior Years that Vested	(1,230,336)	769,218	(681,460)	(202,980)
Less: Fair Value of Stock and Option Awards Forfeited	-	-	-	-
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	-	-	-	-
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans	-	-	-	-
CAP	$4,657,228	$22,312,216	$2,852,716	$2,144,633

Non-PEO NEO Average Total Compensation Amount	$ 2,419,459	3,144,347	2,855,123	1,959,200
Non-PEO NEO Average Compensation Actually Paid Amount	$ 986,781	1,269,983	8,092,843	1,950,573
Adjustment to Non-PEO NEO Compensation Footnote
Column (e):	Average CAP to each year’s Non-PEO NEOs was calculated as outlined below.

Average of NEOs	2020	2021	2022	2023
SCT Total Compensation	$1,959,200	$2,855,123	$3,144,347	$2,419,459
Less: Stock and Option Award Values Reported in SCT	(1,059,644)	(1,258,533)	(1,253,096)	(1,125,423)
Plus: Fair Value for Stock and Option Awards Granted	1,389,290	3,247,309	1,056,848	786,497
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	107,852	2,968,733	(1,418,158)	(1,039,069)
Change in Fair Value of Stock and Option Awards from Prior Years that Vested	(446,125)	280,211	(259,958)	(54,684)
Less: Fair Value of Stock and Option Awards Forfeited	-	-	-	-
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	-	-	-	-
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans	-	-	-	-
CAP	$1,950,573	$8,092,843	$1,269,983	$986,781

Compensation Actually Paid vs. Total Shareholder Return

RELATIONSHIP BETWEEN PAY AND PERFORMANCE

Below are graphs that reflect the relationship between CAP to our CEO and other NEOs against the market and financial metrics included in the Pay versus Performance table on the previous page.

The relationship between CAP to our PEO and Average CAP to our Non-PEO NEOs to the Value of an Initial Fixed $100 Investment Based on cumulative TSR and cumulative Peer Group TSR is presented in the following chart.

The relationship between CAP to our PEO and Average CAP to our Non-PEO NEOs to Core FFO per Share is presented in the following chart.

Compensation Actually Paid vs. Net Income

RELATIONSHIP BETWEEN PAY AND PERFORMANCE

Below are graphs that reflect the relationship between CAP to our CEO and other NEOs against the market and financial metrics included in the Pay versus Performance table on the previous page.

The relationship between CAP to our PEO and Average CAP to our

Non-PEO NEOs to Net Income is presented in the following chart.

Compensation Actually Paid vs. Company Selected Measure

RELATIONSHIP BETWEEN PAY AND PERFORMANCE

Below are graphs that reflect the relationship between CAP to our CEO and other NEOs against the market and financial metrics included in the Pay versus Performance table on the previous page.

The relationship between CAP to our PEO and Average CAP to our Non-PEO NEOs to the Value of an Initial Fixed $100 Investment Based on cumulative TSR and cumulative Peer Group TSR is presented in the following chart.

The relationship between CAP to our PEO and Average CAP to our Non-PEO NEOs to Core FFO per Share is presented in the following chart.

Total Shareholder Return Vs Peer Group

RELATIONSHIP BETWEEN PAY AND PERFORMANCE

Below are graphs that reflect the relationship between CAP to our CEO and other NEOs against the market and financial metrics included in the Pay versus Performance table on the previous page.

The relationship between CAP to our PEO and Average CAP to our Non-PEO NEOs to the Value of an Initial Fixed $100 Investment Based on cumulative TSR and cumulative Peer Group TSR is presented in the following chart.

The relationship between CAP to our PEO and Average CAP to our Non-PEO NEOs to Core FFO per Share is presented in the following chart.

Tabular List, Table

The below list of financial measures represents the measures the Compensation Committee felt were the most important measures in linking executive CAP to our performance during 2023. Consequently, these measures were used in our compensation incentive plans to link awards to performance realized.

3-Year TSR of MAA versus 3-Year TSR of the Dow Jones US Real Estate Apartment Index

Annual Core FFO per Share

Annual SS NOI Growth

Annual FAD

Total Shareholder Return Amount	$ 115.28	129.63	184.54	99.32
Peer Group Total Shareholder Return Amount	103.64	96.76	142.47	88.07
Net Income (Loss)	$ 567,831,000	$ 654,776,000	$ 550,702,000	$ 264,015,000
Company Selected Measure Amount | $ / shares	9.17	8.5	7.01	6.43
PEO Name	Mr. Bolton	Mr. Bolton	Mr. Bolton	Mr. Bolton
Measure:: 1
Pay vs Performance Disclosure
Name	3-Year TSR of MAA versus 3-Year TSR of the Dow Jones US Real Estate Apartment Index
Measure:: 2
Pay vs Performance Disclosure
Name	Annual Core FFO per Share
Non-GAAP Measure Description
Column (i):	Besides the relative 3-Year TSR metric in our incentive plans for NEOs, the largest performance compensation metric is Core FFO per share, a key metric for assessing our overall financial performance and the primary award financial metric within the AIP for our NEOs. For a reconciliation of Core FFO per Share to Net income available to our common shareholders, see pages 83.

Measure:: 3
Pay vs Performance Disclosure
Name	Annual SS NOI Growth
Measure:: 4
Pay vs Performance Disclosure
Name	Annual FAD
PEO | Stock and Option Award Values Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,728,342)	$ (4,123,473)	$ (3,742,806)	$ (2,852,176)
PEO | Fair Value for Stock and Option Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,304,816	3,478,219	9,658,031	3,737,339
PEO | Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,244,626)	(4,189,587)	7,960,118	277,089
PEO | Change in Fair Value of Stock and Option Awards from Prior Years That Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(202,980)	(681,460)	769,218	(1,230,336)
PEO | Fair Value of Stock and Option Awards Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Aggregate Service Cost and Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Stock and Option Award Values Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,125,423)	(1,253,096)	(1,258,533)	(1,059,644)
Non-PEO NEO | Fair Value for Stock and Option Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	786,497	1,056,848	3,247,309	1,389,290
Non-PEO NEO | Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,039,069)	(1,418,158)	2,968,733	107,852
Non-PEO NEO | Change in Fair Value of Stock and Option Awards from Prior Years That Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(54,684)	(259,958)	280,211	(446,125)
Non-PEO NEO | Fair Value of Stock and Option Awards Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Aggregate Service Cost and Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0